ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 3,190	$ 7,950	$ 17,194
Accounts receivable	219	1,480
Inventory	20,990	57,950
Prepaid expenses and other current assets	27,586	38,714
Total current assets	51,985	115,398
Goodwill		75,021	64,222
Property and equipment, net	153	813
Total non-current assets	2,405	75,834
TOTAL ASSETS	54,390	191,232
Accounts payable	4,122	4,975
Short-term debt	16,630	49,887
Accrued expenses and other current liabilities	17,302	10,644
Amounts due to related parties	4,214	78,108
Advance from customers	1,677	4,078
Contingent consideration		11,929
Income tax payable	5,319	7,590
Total current liabilities	51,049	167,211
Long-term contingent consideration		93,741
Lease liabilities - non-current	810
Total non-current liabilities	810	93,741
TOTAL LIABILITIES	51,859	260,952
Revenues	334,697	431,404	116,586
Net loss	(69,068)	(89,532)	(28,695)
Income (loss) from discontinued operations, net of taxes		(594)	1,845
Net cash provided by (used in) operating activities	(4,745)	(9,749)	(73,684)
Net cash provided by (used in) investing activities	1,223	98,982	162,411
Net cash (used in) provided by financing activities	(6,328)	(138,637)	(59,734)
Consolidated VIEs
Accounts payable	4,035	4,675
Short-term debt	6,730	29,816
Accrued expenses and other current liabilities	13,770	8,030
Amounts due to related parties	0	6,683
Advance from customers	1,622	4,078
Contingent consideration	0	11,929
Income tax payable	4,469	6,845
Long-term contingent consideration	0	88,098
Lease liabilities - non-current	810	0
Consolidated VIEs | WFOE
Cash	1,080	6,318
Accounts receivable	203	3,026
Inventory	20,598	57,859
Prepaid expenses and other current assets	27,083	27,123
Total current assets	48,964	94,326
Goodwill		64,365
Property and equipment, net	146	155
Right-of-use assets	1,691
Total non-current assets	1,837	64,520
TOTAL ASSETS	50,801	158,846
Accounts payable	4,035	4,675
Lease liabilities - current	1,224
Short-term debt	14,630	29,816
Accrued expenses and other current liabilities	13,770	8,030
Amounts due to related parties		6,683
Advance from customers	1,622	4,078
Contingent consideration		11,929
Income tax payable	4,469	6,845
Total current liabilities	39,750	72,056
Long-term contingent consideration		88,098
Lease liabilities - non-current	810
Total non-current liabilities	810	88,098
TOTAL LIABILITIES	40,560	160,154
Revenues	332,629	428,492	90,960
Net loss	(42,151)	(38,561)	(10,541)
Income (loss) from discontinued operations, net of taxes		(594)	1,845
Net cash provided by (used in) operating activities	(3,948)	(8,433)	1,864
Net cash provided by (used in) investing activities	(68)	(9,980)	11,441
Net cash (used in) provided by financing activities	(1,205)	22,193	$ (11,596)
Consolidated VIEs | WFOE | Recourse
Short-term debt	7,900	$ 0
Consolidated VIEs | WFOE | Nonrecourse
Short-term debt	$ 6,730